Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 2,812	$ 3,315	$ 2,732
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,182	995	702
Pension and other employee benefits	(13)	(49)	(51)
Deferred taxes	64	(34)	151
Net gain from sale of property, plant and equipment	(26)	(47)	(39)
Loss (income) from equity-accounted companies	(1)	(4)	(3)
Other	172	111	106
Changes in operating assets and liabilities:
Trade receivables, net	(310)	(731)	(407)
Inventories, net	61	(600)	(264)
Trade payables	(57)	213	678
Billings in excess of sales	152	150	89
Provisions, net	(109)	(391)	(69)
Advances from customers	181	47	(25)
Other assets and liabilities, net	(329)	637	597
Net cash provided by operating activities	3,779	3,612	4,197
Investing activities:
Purchases of marketable securities (available-for-sale)	(2,288)	(2,809)	(3,391)
Purchases of marketable securities (held-to-maturity)			(65)
Purchases of short-term investments	(67)	(142)	(2,165)
Purchases of property, plant and equipment and intangible assets	(1,293)	(1,021)	(840)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(3,694)	(4,020)	(1,313)
Proceeds from sales of marketable securities (available-for-sale)	1,655	3,717	807
Proceeds from maturity of marketable securities (available-for-sale)		483	531
Proceeds from maturity of marketable securities (held-to-maturity)			290
Proceeds from short-term investments	27	529	3,276
Other investing activities	85	10	123
Net cash used in investing activities	(5,575)	(3,253)	(2,747)
Financing activities:
Net changes in debt with maturities of 90 days or less	570	450	52
Increase in debt	5,986	2,580	277
Repayment of debt	(1,104)	(2,576)	(497)
Purchase of shares			(228)
Delivery of shares	90	110	78
Dividends paid	(1,626)	(1,569)
Dividends paid in the form of nominal value reduction			(1,112)
Acquisition of noncontrolling interests	(9)	(13)	(956)
Dividends paid to noncontrolling shareholders	(121)	(157)	(193)
Other financing activities	(24)	(33)	49
Net cash provided by (used in) financing activities	3,762	(1,208)	(2,530)
Effects of exchange rate changes on cash and equivalents	90	(229)	(142)
Net change in cash and equivalents-continuing operations	2,056	(1,078)	(1,222)
Cash and equivalents, beginning of period	4,819	5,897	7,119
Cash and equivalents, end of period	6,875	4,819	5,897
Supplementary disclosure of cash flow information:
Interest paid	189	165	94
Taxes paid	$ 1,211	$ 1,305	$ 884